Accounts Payable and Other Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other Accrued Liabilities

As of June 30, 2025 and 2024, accounts payable and other accrued liabilities consists of the following:

	June 30, 2025	December 31, 2024
Accounts payable	$4,379,420	$3,511,303
Accrued liabilities	2,558,467	3,102,490
Total accounts payable and other accrued liabilities	$6,937,887	$6,613,793

As of December 31, 2024 and 2023, accounts payable and other accrued liabilities consists of the following:

	2024	2023
Accounts payable	$3,511,303	$4,132,405
Accrued liabilities	3,102,490	2,853,212
Total accounts payable and other accrued liabilities	$6,613,793	$6,985,617